TAXATION (Tables)	6 Months Ended
Jun. 30, 2016
TAXATION
Schedule of composition of income tax expense

	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
	RMB	RMB
Current income tax expense	122,438,605	254,836,226
Deferred tax benefit	(84,826,416)	(108,320,437)

Income tax expense	37,612,189	146,515,789

Schedule of effect of preferential tax on China operations
	Six-month period end June 30, 2015	Six-month period end June 30, 2016
	RMB	RMB
Tax holiday effect	46,395,517	28,535,766
Basic net income per ADS effect	0.16	0.06
Diluted net income per ADS effect	0.15	0.06